FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Dillard's, Inc. Investment & Employee Stock Ownership Plan
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 3 - FAIR VALUE MEASUREMENTS

Fair value is the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability. Fair value measurements are determined by maximizing the use of observable inputs and minimizing the use of unobservable inputs. In accordance with authoritative guidance for fair value measurements of financial assets and liabilities recognized at fair value, the Plan classifies its investments into Level 1, which refers to securities valued using quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs such as quoted prices for similar assets, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability. In some cases, a valuation technique used to measure fair value may include inputs from multiple levels of the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

NOTE 3 - FAIR VALUE MEASUREMENTS (Continued)

The following table sets forth by level within the fair value hierarchy a summary of the Plan’s investments measured at fair value on a recurring basis at December 31, 2025 and 2024.

	Fair Value Measurements
	At December 31, 2025
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Company common stock (1)	$2,742,549,187	$—	$—	$2,742,549,187
Mutual funds	289,167,714	—	—	289,167,714
Total assets in the fair value hierarchy	$3,031,716,901	—	—	3,031,716,901
Collective trust funds measured at net asset value (2)				572,162,790
Investments at fair value				$3,603,879,691

	Fair Value Measurements
	At December 31, 2024
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable
	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total
Company common stock (1)	$2,093,312,977	$—	$—	$2,093,312,977
Mutual funds	250,803,377	—	—	250,803,377
Total assets in the fair value hierarchy	$2,344,116,354	—	—	2,344,116,354
Collective trust funds measured at net asset value (2)				525,484,091
Investments at fair value				$2,869,600,445

(1)The quoted market price of Company common stock on December 31, 2025 was $606.34 per share and on December 31, 2024 was $431.74 per share. The quoted market price of Company common stock on the latest practical date of June 1, 2026 was $588.19 per share.
(2)In accordance with Accounting Standards Codification, Fair Value Measurement (Subtopic 820-10), certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.

Investments in the Dillard’s Stock Fund and mutual funds are presented at fair value, which is determined to be the quoted market price from a nationally recognized exchange.

The Plan has investments in collective trust funds managed by State Street, Harbor Funds and SEI Trust Company. Investment in participation units of the collective trust funds is presented at fair value each business day, as determined by the net asset value of the collective trust funds pursuant to the policies and procedures approved by the trustee. The net asset value is used as the practical expedient to estimate fair value. Participant transactions (purchases and sales) may occur daily. Redemption for the collective trust is permitted daily with no other restrictions or notice periods and there were no unfunded commitments for these funds as of December 31, 2025 and 2024. Further, these collective funds are Direct Filing Entities.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.